Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Dates
28-Feb-2023
Actual/360 Days

30/360 Days

15-Mar-2023
15-Mar-2023
Collection Period No.
4
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Feb-2023
13-Mar-2023
14-Mar-2023
15-Mar-2023
15-Feb-2023
15-Feb-2023
Summary
Beginning
Balance
146,630,099.78
693,000,000.00
657,000,000.00
124,000,000.00
Principal
Payment
56,449,045.78
0.00
0.00
0.00
Ending
Balance
90,181,054.00
693,000,000.00
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
143.574143
0.000000
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.229369
1.000000
1.000000
1.000000
1,620,630,099.78
1,564,181,054.00
56,449,045.78
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,668,506,134.62
190,890,100.63
1,859,396,235.25
47,876,034.84
1,612,057,088.84
183,715,380.28
1,795,772,469.12
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
4.383333
4.341667
4.375000
Interest & Principal
Payment
56,449,045.78
3,037,650.00
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
143.574143
4.383333
4.341667
4.375000
$62,881,670.78
T
otal
$6,432,625.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
69,581,235.29
0.00
69,581,235.29
61,619,548.51
6,841,644.65
785,010.82
127,628.19
0.00
0.00
207,403.12
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,549,496.86
0.00
0.00
6,432,625.00
0.00
0.00
56,449,045.78
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
69,581,235.29
5,150,067.65
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,549,496.86
0.00
0.00
0.00
1,549,496.86
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
6,432,625.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
56,449,045.78
0.00
0.00
0.00
56,449,045.78
Aggregate Principal Distributabl
e
Amount
56,449,045.78
56,449,045.78
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,857.82
193,545.30
207,403.12
4,787,603.48
0.00
13,857.82
13,857.82
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Pool Statistics
Pool Data
4.43%
48.82
18.49
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,859,396,235.25
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,795,772,469.12
51,532
52,337
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
40,631,699.33
20,987,849.18
0.00
2,004,217.62
Pool Factor
84.07%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
51,532
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.49%
0.31%
0.14%
0.06%
100.00%
1,786,620,601.13
5,630,492.89
2,479,432.20
1,041,942.90
1,795,772,469.12
51,351
123

18
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.196%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,727.18
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.456%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,924,983.87
1,099,086.68
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
2,004,217.62
782,727.66
122,403.28
Number of Receivables
Number of Receivables
Amount
6,341,454.24
3,093,178.05
323,292.32
Current
Cumulative
0.137%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.722%
Prior Collection Period
0.814 % Second Prior
Collection
Period
0.252
%
Third
Prior
Collection
Period
0.037%